GARTMORE MUTUAL FUNDS

Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore Money Market Fund

Gartmore Bond Fund, Gartmore Tax-Free Income Fund,
Gartmore Government Bond Fund
Class X and Class Y Shares

Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund

Gartmore Emerging Markets Fund, Gartmore International Growth Fund

Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Worldwide Leaders Fund

Gartmore Nationwide Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth Fund, Gartmore Small Cap Fund (formerly Nationwide Small Cap Fund)

Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund, Gartmore Global Technology and Communications Fund, Gartmore Global Utilities Fund

Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund, Gartmore Investor Destinations Conservative Fund

Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index Fund),
Gartmore Mid Cap Market Index Fund (formerly Nationwide Mid Cap Market Index Fund), Gartmore Small Cap Index Fund (formerly Nationwide Small Cap Index Fund), Gartmore International Index Fund (formerly Nationwide International Index Fund), Gartmore Bond Index Fund (formerly Nationwide Bond Index Fund)

Gartmore Morley Capital Accumulation Fund

NorthPointe Small Cap Value Fund

Prospectus Supplement dated September 29, 2004
to Prospectuses dated March 1, 2004

Gartmore Convertible Fund
Prospectus Supplement dated September 29, 2004
to Prospectus dated December 15, 2003
(as revised January 26, 2004)

Gartmore Small Cap Growth Fund
Prospectus Supplement dated September 29, 2004
to Prospectus dated March 30, 2004

Gartmore Optimal Allocations Fund: Aggressive, Gartmore Optimal Allocations Fund: Moderately Aggressive, Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund: Specialty
Prospectus Supplement dated September 29, 2004
to Prospectus dated September 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

1.	Effective September 29, 2004, the subsection entitled "Waiver of Class A sales charges" of the section entitled "Buying, Selling and Exchanging Fund Shares" in each of the Prospectuses is deleted in its entirety and replaced with the following:

Waiver of Class A sales charges

The Class A sales charges will be waived for the following purchasers:

o	Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

o	Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker- dealer having a dealer/selling agreement with the Distributor.

o	Any person who pays for the shares with the proceeds of the
Sales of Class D shares of a Gartmore Fund if the new Gartmore Fund purchased does not have Class D shares and Class A shares are purchased instead. To qualify for this specific sales charge waiver, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

o	Retirement plans

o	Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).

o	Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.

o	Any investment advisory clients of GMF, GSACT and their affiliates.

o	Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

o	Any endowment or non-profit organization.

o	Any life insurance company separate account registered as a unit investment trust.

o	Any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.

o	Any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

Additional information regarding investors eligible for sales charge waivers may be found in the SAI.

2.	At a meeting held on September 15, 2004, the Board of Trustees of Gartmore Mutual Funds called a special meeting of the shareholders of Gartmore Mutual Funds to take place on December 23, 2004 for the purposes of approving (a) the election of a Board of Trustees; (b) the redomestication of Gartmore Mutual Funds into a Delaware statutory trust; and (c) a proposed amendment to the investment advisory fee for Gartmore U.S. Growth Leaders Fund. Shareholders of the Gartmore Mutual Funds will receive a proxy statement prior to the shareholder meeting with additional information about each of the above referenced proposals.

3.	At a meeting held on September 15, 2004, the Board of Trustees of Gartmore Mutual Funds approved a change in the composite benchmarks of Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund. The Board of Trustees believes that the new benchmarks will better enable investors to assess the performance of each Fund’s asset allocation policy. Accordingly, the fee tables and footnotes appearing on page 8 of the Core Asset Allocation Series prospectus dated March 1, 2004 is deleted in its entirety and replaced with the following:

Average annual returns1 --Aggressive Fund --
as of December 31, 2003

	One	Since
	year	Inception [2]
Class A shares --Before Taxes	24.36%	-5.37%
Class A shares --After Taxes on Distributions	24.05%	-5.67%
Class A shares --After Taxes on Distributions
and Sale of Shares	16.08%	-4.67%[3]
Class B shares --Before Taxes	26.02%	5.29%
Class C shares --Before Taxes[4,17]	28.62%	-4.82%
Class R shares --Before Taxes[4]	31.05%	-4.53%
Service Class shares --Before Taxes	1.69%	-3.90%
Aggressive Fund Composite Index[5,16]	27.39%	-5.48%
Aggressive Fund Composite Index
(prior to September 29, 2004)[16,18]	33.37%	-2.74%
LB U.S. Aggregate Bond Index[10,16]	4.11%	8.53%
MSCI EAFE Index[11,16]	39.17%	-5.90%
S&P 500® Index[12,16]	28.70%	-6.25%
S&P 400® Index[13,16]	35.61%	5.02%
Russell 2000® Index[14,16]	47.25%	2.24%

Average Annual Returns1 --Moderately Aggressive Fund --
as of December 31, 2003

	One	Since
	year	Inception [2]
Class A shares --Before Taxes	19.21%	-3.59%
Class A shares --After Taxes on Distributions	18.80%	-4.02%
Class A shares --After Taxes on Distributions
and Sale of Shares	.68%	-3.27%[3]
Class B shares --Before Taxes	.47%	-3.52%
Class C shares --Before Taxes[4,17]	23.37%	-2.46%
Class R shares --Before Taxes[4]	25.53%	-2.75%
Service Class shares --Before Taxes	26.31%	-2.08%
Moderately Aggressive Fund Composite Index[6,16]	23.34%	-3.43%
Moderately Aggressive Fund Composite Index
(prior to September 29, 2004)[16,19]	27.76%	-1.14%
LB U.S. Aggregate Bond Index[10,16]	4.11%	8.53%
MSCI EAFE Index[11,16]	39.17%	-5.90%
S&P 500® Index[12,16]	28.70%	-6.25%
S&P 400® Index[13,16]	35.61%	5.02%
Russell 2000® Index[14,16]	47.25%	2.24%
Citigroup 3-Month T Bill Index[15,16]	1.07%	3.04%

Average Annual Returns1 --Moderate Fund --
as of December 31, 2003

	One	Since
	year	Inception [2]
Class A shares --Before Taxes	13.05%	-1.43%
Class A shares --After Taxes on Distributions	12.47%	-2.08%
Class A shares --After Taxes on Distributions
and Sale of Shares	8.62%	-1.60%
Class B shares --Before Taxes	14.07%	-1.34%
Class C shares --Before Taxes[4,17]	16.88%	-0.85%
Class R shares --Before Taxes[4]	19.13%	-0.56%
Service Class shares --Before Taxes	19.71%	0.10%
Moderate Fund Composite Index[7,16]	7.96%	-0.94%
Moderate Fund Composite Index
(prior to September 29, 2004)[16,20]	20.90%	0.76%
LB U.S. Aggregate Bond Index[10,16]	4.11%	8.53%
MSCI EAFE Index[11,16]	39.17%	-5.90%
S&P 500® Index[12,16]	28.70%	-6.25%
S&P 400® Index[13,16]	35.61%	5.02%
Russell 2000® Index[14,16]	47.25%	2.24%
Citigroup 3-Month T Bill Index[15,16]	1.07%	3.04%

Average Annual Returns1 -- Moderately Conservative Fund --
as of December 31, 2003

	One	Since
	year	Inception [2]
Class A shares -- Before Taxes	7.09%	0.29%
Class A shares -- After Taxes on Distributions	6.39%	-0.70%
Class A shares -- After Taxes on Distributions and Sale of Shares	4.69%	-0.36%
Class B shares --Before Taxes	7.74%	0.48%
Class C shares --Before Taxes[4,17]	10.59%	0.97%
Class R shares --Before Taxes[4]	12.94%	1.28%
Service Class shares --Before Taxes	13.53%	1.90%
Moderately Conservative Fund Composite Index[8,16]	12.73%	1.48%
Moderately Conservative Fund Composite Index
(prior to September 29, 2004) [16,21]	14.29%	2.70%
LB U.S. Aggregate Bond Index[10,16]	4.11%	8.53%
MSCI EAFE Index[11,16]	39.17%	-5.90%
S&P 500® Index[12,16]	28.70%	-6.25%
S&P 400® Index[13,16].	61%	5.02%
Russell 2000® Index[14,16]	47.25%	2.24%
Citigroup 3-Month T Bill Index[15,16]	1.07%	3.04%

Average Annual Returns1 --Conservative Fund --
as of December 31, 2003

	One	Since
	year	Inception [2]
Class A shares --Before Taxes	1.68%	1.70%
Class A shares --After Taxes on Distributions	0.83%	0.48%
Class A shares --After Taxes on Distributions and Sale of Shares	1.13%	0.69%
Class B shares --Before Taxes	2.07%	1.88%
Class C shares --Before Taxes[4,17]	4.87%	2.32%
Class R shares --Before Taxes[4]	7.17%	2.66%
Service Class shares--Before Taxes	.65%	3.29%
Conservative Fund Composite Index[9,16]	7.35%	3.26%
Conservative Fund Composite Index
(prior to September 29, 2004)[16,22]	8.10%	3.88%
LB U.S. Aggregate Bond Index[10,16]	4.11%	8.53%
MSCI EAFE Index[11,16]	39.17%	-5.90%
S&P 500® Index[12,16]	28.70%	-6.25%
S&P 400® Index[13,16]	35.61%	5.02%
Russell 2000® Index[14,16]	47.25%	2.24%
Citigroup 3-Month T Bill Index[15,16]	1.07%	3.04%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2 The Fund began operations on March 31, 2000.

3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

4 These returns until the creation of Class C shares (3/1/01) and Class R shares (10/1/03) include the performance of the Fund’s Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes.

5 The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500 Index (95%) and the LB U.S. Aggregate Bond Index (5%).

6 The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500 Index (80%), the LB U.S. Aggregate Bond Index (15%), and the Citigroup 3-Month T Bill Index (5%).

7 The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500 Index (60%), the LB U.S. Aggregate Bond Index (25%) and the Citigroup 3-Month T Bill Index (15%).

8 The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the LB U.S. Aggregate Bond Index (35%), the Citigroup 3-Month T Bill Index (25%) and the S&P 500 Index (40%).

9 The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Conservative Composite Index is a combination of the Citigroup 3-Month T Bill Index (45%), the LB U.S. Aggregate Bond Index (35%) and the S&P 500 Index (20%).

10 The LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

11 The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United
States and Canada.

12 The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad
U.S. economy.

13 The S&P Mid Cap 400® Index is an unmanaged index that measures the performance of mid-sized U.S. companies.

14 The Russell 2000® Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

15 The Citigroup 3-Month T Bill Index is an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

16 These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

17 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

18 The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Aggressive Fund Composite Index was a combination of the S&P 500 Index (40%), the MSCI EAFE Index (30%), the S&P Mid Cap 400 Index (15%), the Russell 2000 Index (10%) and the LB U.S. Aggregate Bond Index (5%). The composition of the Aggressive Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

19 The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Moderately Aggressive Fund Composite Index was a combination of the S&P 500 Index (35%), the MSCI EAFE Index (25%), the S&P Mid Cap 400 Index (15%), the LB U.S. Aggregate Bond Index (15%), the Russell 2000 Index (5%) and the Citigroup 3-Month T Bill Index (5%). The composition of the Moderately Aggressive Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

20 The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Moderate Fund Composite Index was a combination of the S&P 500 Index (30%), the LB U.S. Aggregate Bond Index (25%), the MSCI EAFE Index (15%), the Citigroup 3-Month T Bill Index (15%), the S&P Mid Cap 400 Index (10%) and the Russell 2000 Index (5%). The composition of the Moderate Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

21 The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Moderately Conservative Fund Composite Index was a combination of the LB U.S. Aggregate Bond Index (35%), the Citigroup 3-Month T Bill Index (25%), the S&P 500 Index (20%), the S&P Mid Cap 400 Index (10%) and the MSCI EAFE Index (10%). The composition of the Moderately Conservative Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

22 The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. Prior to September 29, 2004, the Conservative Composite Index was a combination of the Citigroup 3-Month T Bill Index (45%), the LB U.S. Aggregate Bond Index (35%), the S&P 500 Index (10%), the S&P Mid Cap 400 Index (5%) and the MSCI EAFE Index (5%). The composition of the Conservative Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund’s returns to the returns of other, similar asset allocation products.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.